Loans Receivable (including Covered Loans) - Loans on Non-accrual Status (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 67,810	$ 87,431
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	100.00%	100.00%
Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 59,074	$ 74,067
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	87.10%	84.80%
Construction - speculative
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 754	$ 1,477
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	1.10%	1.70%
Construction - custom
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 732	$ 0
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	1.10%	0.00%
Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 0	$ 811
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	0.00%	0.90%
Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 1,273	$ 2,637
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	1.90%	3.00%
Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 2,558	$ 1,742
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	3.80%	2.00%
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 2,176	$ 5,106
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	3.20%	5.80%
Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment		$ 7
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	0.00%	0.00%
HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 563	$ 795
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	0.80%	0.90%
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 680	$ 789
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	1.00%	0.90%